Schedule of Investments (unaudited) July 31, 2023	BlackRock LifePath® ESG Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 80.3%
iShares Developed Real Estate Index Fund, Class K	16,114	$148,569
iShares ESG Aware MSCI EAFE ETF(b)	8,311	621,330
iShares ESG Aware MSCI EM ETF	8,078	271,582
iShares ESG Aware MSCI USA ETF	17,016	1,716,234
iShares ESG Aware MSCI USA Small-Cap ETF	4,453	166,409
iShares MSCI Canada ETF	2,043	73,711
iShares MSCI EAFE Small-Cap ETF	1,689	103,536
iShares MSCI Emerging Markets Small-Cap ETF(b)	793	45,249

		3,146,620

Fixed-Income Funds — 19.7%
iShares ESG Aware U.S. Aggregate Bond ETF	13,129	617,457
iShares TIPS Bond ETF	1,440	154,310

		771,767

Money Market Funds — 17.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)	682,197	682,402
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)	7,773	7,773

		690,175

Total Investments — 117.6% (Cost: $4,193,712)		4,608,562

Liabilities in Excess of Other Assets — (17.6)%		(690,249)

Net Assets — 100.0%		$3,918,313

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$90,700	$591,174	(a)	$—		$523	$5	$682,402	682,197	$5,765	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,157	—		(384	)(a)	—	—	7,773	7,773	424		—
iShares Developed Real Estate Index Fund, Class K	105,211	42,749		(7,052)		(1,110)	8,771	148,569	16,114	2,243		—
iShares ESG Aware MSCI EAFE ETF	581,229	181,861		(289,299)		4,766	142,773	621,330	8,311	16,140		—
iShares ESG Aware MSCI EM ETF	79,741	171,098		(8,314)		(1,238)	30,295	271,582	8,078	2,920		—
iShares ESG Aware MSCI USA ETF	1,152,223	439,823		(123,272)		(1,729)	249,189	1,716,234	17,016	18,119		—
iShares ESG Aware MSCI USA Small-Cap ETF	169,072	45,311		(63,850)		(1,568)	17,444	166,409	4,453	2,045		—
iShares ESG Aware U.S. Aggregate Bond ETF	395,219	238,407		(25,705)		(5,077)	14,613	617,457	13,129	11,209		—
iShares MSCI Canada ETF	52,385	19,301		(3,515)		(133)	5,673	73,711	2,043	1,540		—
iShares MSCI EAFE Small-Cap ETF	85,885	23,511		(22,948)		(3,330)	20,418	103,536	1,689	1,803		—
iShares MSCI Emerging Markets Small-Cap ETF	32,022	8,995		(4,639)		(506)	9,377	45,249	793	577		—
iShares TIPS Bond ETF	107,879	53,596		(7,545)		(1,461)	1,841	154,310	1,440	2,652		—

						$(10,863)	$500,399	$4,608,562		$65,437		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$3,146,620	$—	$—	$3,146,620
Fixed-Income Funds	771,767	—	—	771,767
Money Market Funds	690,175	—	—	690,175

	$4,608,562	$—	$—	$4,608,562

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2